LEASES - Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Operating lease cost	$ 39,882	$ 30,413
Variable lease cost	10,705	7,776
Lease cost	50,587	38,189
Vacating office space cost	5,800	4,900
Short-term lease cost	2,800	2,200
Sublease income	5,300	7,600
Cost of revenue
Lessee, Lease, Description [Line Items]
Operating lease cost	2,214	547
Variable lease cost	0	83
Selling and marketing expense
Lessee, Lease, Description [Line Items]
Operating lease cost	12,779	10,613
Variable lease cost	2,314	1,573
General and administrative expense
Lessee, Lease, Description [Line Items]
Operating lease cost	21,433	17,751
Variable lease cost	7,452	5,729
Product development expense
Lessee, Lease, Description [Line Items]
Operating lease cost	3,456	1,502
Variable lease cost	$ 939	$ 391